Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Cash flows from operating activities:
Income before income taxes	$ 202,761	$ 3,985,582	$ 2,950,515	$ 2,623,283
Adjustments for:
Depreciation and amortization	17,894	351,745	299,192	276,634
Major maintenance provision	12,649	248,636	291,038	262,871
(Decrease ) increase in allowance for doubtful accounts	(303)	(5,960)	(10,561)	749
Gain on sale of property and equipment	(10)	(205)	(1,340)	(22,250)
Interest income	(9,874)	(194,091)	(127,290)	(199,600)
Interest expense	16,562	325,557	352,822	330,694
Unrealized exchange rate fluctuation	2,697	53,013	60,458	36,791
Profit (loss) after adjustments	242,376	4,764,277	3,814,834	3,309,172
(Increase) decrease trade accounts receivable	(3,045)	(59,849)	93,934	(324,094)
Decrease (increase) in recoverable tax	977	19,210	(26,091)	13,773
Decrease of repayment for contractors, other accounts receivable and prepaid expenses	242	4,740	2,195	15,567
Increase (decrease) trade accounts payable	3,136	61,653	(12,536)	(72,352)
(Decrease) increase payable taxes and other accrued expenses	(1,404)	(27,596)	(13,628)	24,274
Income taxes paid	(50,632)	(995,258)	(829,973)	(582,986)
Increase (decrease) related parties, net	4,939	97,093	(75,966)	72,807
Major maintenance provision payment	(7,088)	(139,320)	(97,784)	(102,854)
(Decrease) increase guarantee deposits and labor obligations	(794)	(15,604)	66,348	32,839
Net cash flows from operating activities	188,707	3,709,346	2,921,333	2,386,146
Cash flows by investment activities:
Acquisition of property improvements	(10,746)	(211,230)	(221,773)	(120,390)
Other non-current assets	(214)	(4,230)	(21,519)	(47,531)
Proceeds from sale of property and equipment	10	205	1,340	30,892
Acquisition of improvements in concessioned assets	(54,528)	(1,071,828)	(1,368,770)	(494,915)
Other investments held to maturity	1,510	29,681	(49,338)	60,445
Interest received	8,599	169,029	117,284	100,142
Net cash flows used by investing activities	(55,369)	(1,088,373)	(1,542,776)	(471,357)
Cash flow from financing activities:
Cash received from debt financing and debt securities	2,368	46,550	14,700
Payment of long-term debt	(2,521)	(49,563)	(51,168)	(58,875)
Interest paid	(16,436)	(323,070)	(350,499)	(312,796)
Financial lease payments	(81,689)	(8,644)
Dividends paid	(440)	(1,605,736)	(1,575,083)	(1,371,642)
(Repurchase) issuance of shares			(34,234)	184,370
Increase in non-controlling interest			17,149	44,750
Net cash used by financing activities	(98,718)	(1,940,463)	(1,979,135)	(1,514,193)
Net increase (decrease) in cash and cash equivalents	34,620	680,510	(600,578)	400,596
Effects of exchange rate changes on the foreign currency cash balance	(2,778)	(54,615)	(72,207)
Cash and cash equivalents at the beginning of the year cash balance	118,688	2,333,007	3,005,792	2,605,196
Cash and cash equivalents at the end of the year	150,530	2,958,902	2,333,007	3,005,792
Non cash investing activities which are not reflected in the consolidated statements of cash flows:
Acquisition of property, leasehold improvements and equipment, including finance lease	270	5,301	51,099	41,761
Acquisition of other assets	31	610	4,484
Acquisition of improvements in concessioned assets	$ 1,124	$ 22,094	$ 74,586	$ 70,268